SCHEDULE OF NET CASH FLOWS ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss from discontinued operations			$ (189,356)
Adjustment for the non-cash items:
Amortization			6,301
Write-down of inventories			109,941
Write-down of equipment			14,704
Accounts receivable			(264,806)
Prepaid expenses and deposits
Inventories			(7,442)
Accounts payable and accrued liabilities			23,027
Total operating activities			175,927
Increase (Decrease) in Cash			$ 175,927